Non-Operating Income, Net - Schedule of Non-Operating Income, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Schedule of Non-Operating Income, Net [Abstract]
Dividend income from marketable securities	$ 1,019	$ 1,822	$ 1,506
Interest income from bank deposits	1,442	1,052	669
Unrealized gain from marketable securities	1,931	3,163	952
Realized gain from sales of marketable securities	3,574	1,470
Rental income, net of depreciation charges	376	386	498
Others	(59)	93	409
Non-operating income, net	$ 8,283	$ 7,986	$ 4,034